9. NOTES PAYABLE (Detail Narrative) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	22 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Notes Payable Detail Narrative
Notes payable - related parties	$ 0		$ 0		$ 0	$ 884,764	$ 884,764	$ 0
Repayment of accrued interest - related party						9,764
Repayment of note payable - related party			(884,764)	(15,236)		(45,236)		(930,000)
Interest expense, notes payable	0	26,761	19,733	70,559	0	105,917	105,917	147,480
Proceeds from note payable - related party			$ 0	$ 930,000		$ 930,000		$ 930,000